Financial Instruments - Disclosure Details of Allocation of Real Estate Fund (Detail) - Vinci Monalisa FIM Credito Privado IE [Member] - Brazil [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 1,025,462	R$ 991,470
Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	214,428	234,245
Vinci Credit Securities FII [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	56,706	70,049
Vinci Imóveis Urbanos FII [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	40,077	53,884
Vinci Offices FII [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	22,624	34,639
Vinci Fulwood DL FII [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	71,884	52,849
Other Real Estate Funds [Member] | Real Estates [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 23,137	R$ 22,824